Restructuring	12 Months Ended
Dec. 31, 2020
Restructuring cost
Restructuring cost

9.      Restructuring cost

Restructuring costs of R436.2 million (2019: R1,252.4 million, 2018: R142.8 million) were incurred in 2020 and included voluntary separation packages. The restructuring costs mainly related to the SA gold operations and the Marikana operations, which amounted to R108.1 million (2019: R357 million, 2018: R14.2 million) and R271.4 million (2019: R867 million, 2018: Rnil) respectively.